Supplement dated September 25, 2026
to the following initial summary prospectus(es):
Monument Advisor, Monument Advisor Select and Monument Advisor Select NY dated May 1, 2026
This supplement updates certain information contained in your initial summary prospectus. Please read and retain this supplement for future reference.
The Board of Trustees (the "Board") of Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (the "Board"), approved the merger of the Lincoln Variable Insurance Products Trust - LVIP American Century International Fund: Standard Class II (the "Target Fund") into the Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class (the "Acquiring Fund"). Subject to shareholder approval, the merger will be effective on or about October 9, 2026 (the "Effective Date").
Effective at the close of business on October 8th, 2026, the Target Fund is no longer available to receive transfers or purchase payments.
As of the Effective Date, the following changes apply to the Contract:
•
the Target Fund will no longer be available to receive transfers or new purchase payments;
•
the Target Fund will transfer all or substantially all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund; and
•
the Acquiring Fund will assume all liabilities of the Target Fund.
Accordingly, the following changes apply to the prospectus:
(1) Appendix is amended to add the following:
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
Type	Underlying Mutual Fund and Adviser/ Subadviser	Current Expenses	Low Cost Fund Platform Fee[1]	Current Expenses + Low Cost Fund Platform Fee	Average Annual Total Returns (as of 12/31/2025)
					1 year	5 year	10 year
Equity	Lincoln Variable Insurance Products Trust - LVIP MFS International Growth Fund: Standard Class This underlying mutual fund is only available in contracts for which good order applications were received before October 9, 2026 Investment Advisor: Lincoln Financial Investments Corporation Sub-Advisor: Massachusetts Financial Services Company	0.79%*	0.00%	0.79%	19.11%	7.09%	9.73%
*
This underlying mutual fund’s current expenses reflect a temporary fee reduction.
1
Reflects the current Low Cost Fund Platform Fee. The maximum Low Cost Fund Platform Fee applicable for any Sub-account is 0.35%.
(2) All references in the prospectus to the Target Fund are deleted and replaced with the Acquiring Fund.
ISP-1072